Income taxes (Details Narrative) - HKD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	16.50%	16.50%	16.50%
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	8.25%
Assessable profits	$ 2
HONG KONG | Assessable Profits [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	16.50%